BALANCE SHEET (Parenthetical)	Dec. 31, 2020 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A common stock
Temporary Equity Shares Outstanding	26,154,908
Temporary Equity Par Value Per Share | $ / shares	$ 10.00
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	1,345,092
Common stock, shares outstanding	1,345,092
Class B common stock
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	6,875,000
Common stock, shares outstanding	6,875,000